Stockholders' Equity (Deficiency)	12 Months Ended
Dec. 31, 2015
Stockholders' Equity (Deficiency) [Abstract]
STOCKHOLDERS' EQUITY (DEFICIENCY)

NOTE 8 - STOCKHOLDERS’ EQUITY (DEFICIENCY)

On January 13, 2014, the Company closed a “best efforts” private offering of $1,000,000 (the “January Offering”) with a group of accredited investors (the “January Purchasers”) and the Company exercised the oversubscription amount allowed in the January Offering of $350,000, for total gross proceeds to the Company of $1,350,000 before deducting placement agent fees and other expenses. Pursuant to a securities purchase agreement with the January Purchasers (the “January Purchase Agreement”), the Company issued to the January Purchasers (i) 415,387 shares of the Company’s common stock, par value $0.0001 and (ii) warrants (the “January Warrants”) to purchase 1,350,000 shares (the “Warrant Shares”) of the Company’s common stock at an exercise price of $3.25 per share. In connection with the January Offering, 138,463 units were sold at the end of December 2013 and 276,924 units were sold in January 2014, all at $3.25 per unit. As a result, the Company received aggregate gross proceeds of $450,000 in December 2013 from the issuance of 138,463 shares of common stock and 450,000 January Warrants, and the Company received $900,000 in January 2014 from the issuance of 276,924 shares of common stock and 900,000 January Warrants. Costs incurred associated with the January Offering in December 2013 and January 2014 were $56,820 and $100,006, respectively. In January 2014, the placement agent received 41,539 Warrants to purchase 41,539 shares of the Company’s common stock as fees.

Pursuant to the January Purchase Agreement, the Company’s founders who are members of management (the “Founders”) agreed to cancel a corresponding number of shares to those shares issued in the January Offering and place in escrow a corresponding number of shares to be cancelled for each January Warrant Share issued. As a result, the Founders retired 138,463 and 276,924 shares of common stock in December 2013 and January 2014, respectively.

The January Warrants are exercisable for a period of five (5) years from the original issue date. The initial exercise price with respect to the January Warrants was $3.25 per share. On the date of issuance, the January Warrants were recognized as derivative liabilities as they did not have fixed settlement provisions because their exercise prices could be lowered if the Company was to issue securities at a lower price in the future. As a result, the Company recorded $3,450,976 as derivative liability warrants on the condensed consolidated balance sheet on January 13, 2014.

On February 21, 2014, the Company amended the terms of the 1,391,539 January Warrants issued in the January Offering as compensation to the placement agent to eliminate the anti-dilution provision and to lower the exercise price of the January Warrants from $3.25 to $3.00. As a result of the January Warrant modifications, the Company re-measured the January Warrant liability on the modification date and recorded an unrealized gain on derivative liabilities of $448,072 and reclassified the aggregate re-measured value of the January Warrants of $4,514,772 to additional paid-in capital. See Note 6 above.

On various dates, during the twelve months ended December 31, 2014, the Company received gross proceeds of $1,500,000 in connection with the exercise of 500,000 January Warrants into 500,000 shares of common stock at an exercise price of $3.00 per share, net of fees paid upon the exercise of the January Warrants issued in the January Offering per the terms of the underwriter agreement of $30,000. Upon exercise, pursuant to the January Purchase Agreement, the Company’s Founders cancelled a certain number of shares of common stock in accordance with the January Purchase Agreement.

On September 10, 2014, the exercise price of the January Warrants was amended to $2.00.

Effective March 5, 2015, the January Purchasers holding a majority of the securities offered in the January 2014 offering waived a provision that required certain stockholders of the Company to surrender shares of common stock proportional to the number of January Warrants exercised. To date, these stockholders have retired 697,054 shares of common stock which will remain in treasury.

On April 23, 2015, the Company entered into a waiver and termination of certain rights agreement (the “Waiver Agreement”) whereby the majority January Purchasers of shares of common stock and January Warrants in the January Offering agreed to terminate certain provisions in the January Purchase Agreement for an aggregate of 250,000 shares of common stock. The fair value of the 250,000 shares of common stock issued on April 23, 2015 was $655,000 and was recorded as inducement expense by the Company.

June 2014 Private Placement

From June 12, 2014 to June 17, 2014, the Company conducted a private offering with a group of accredited investors (the “June Purchasers”) who had previously participated in the January Offering that occurred between December 30, 2013 and January 13, 2014 (as discussed in this Note 5). Pursuant to a securities purchase agreement with the June Purchasers, the Company issued to the June Purchasers warrants (the “June Warrants”) to purchase an aggregate of 400,000 shares (the “June Shares”) of the Company’s common stock at an exercise price of $3.00 per share. On September 10, 2014, the exercise price of the June Warrants was amended to $2.00. The June Warrants are exercisable for a period of five (5) years from the original issue date. The exercise price for the June Warrants is subject to adjustment upon certain events, such as stock splits, combinations, dividends, distributions, reclassifications, mergers or other corporate change and dilutive issuances.

In connection with the issuance of the June Warrants, the Company entered into a registration rights agreement with the June Purchasers pursuant to which the Company agreed to register the June Shares on a Form S-1 registration statement (the “June Registration Statement”) to be filed with the SEC ninety (90) days following the completion of an underwritten public offering (the “June Filing Date”) and to cause the June Registration Statement to be declared effective under the Securities Act within ninety (90) days following the June Filing Date (the “June Required Effective Date”).

The June Registration Statement was not filed by the June Filing Date or declared effective by the June Required Effective Date of December 15, 2014. Under the original terms of the arrangement, the Company was required to pay partial liquidated damages to each June Purchaser in the amount equal to two percent (2%) for the purchase price paid for the June Warrants then owned by such June Purchaser for each 30-day period for which the Company is non-compliant. On January 30, 2015, the Company received signed documentation from all of the June Purchasers waiving their right to liquidated damages and terminating the registration rights agreement.

August 2014 Private Placement

On August 21, 2014, pursuant to a securities purchase agreement with two (2) Purchasers (the “August Purchasers”) who had previously participated in the January Offering that occurred between December 30, 2013 and January 13, 2014 (as discussed in this Note 5), the Company issued to the August Purchasers warrants (the “August Warrants”) to purchase an aggregate of 100,000 shares (the “August Shares”) of the Company’s common stock at an exercise price of $3.00 per share. On September 10, 2014, the exercise price of the August Warrants was amended to $2.00. The August Warrants are exercisable for a period of five (5) years from the original issue date. The exercise price for the August Warrants is subject to adjustment upon certain events, such as stock splits, combinations, dividends, distributions, reclassifications, mergers, or other corporate changes and dilutive issuances.

In connection with the issuance of the August Warrants, the Company entered into a registration rights agreement with the August Purchasers pursuant to which the Company agreed to register the August Shares on a Form S-1 registration statement (the August Registration Statement”) to be filed with the SEC ninety (90) days following the filing date (the “August Filing Date”) and to cause the August Registration Statement to be declared effective under the Securities Act by the required effective date (the “August Effective Date”).

The August Registration Statement was not filed by the August Filing Date or declared effective by the August Required Effective Date. Under the original terms of the arrangement, the Company was required to pay partial liquidated damages to each August Purchaser in the amount equal to two percent (2%) for the purchase price paid for the August Warrants then owned by such August Purchaser for each 30-day period for which the Company is non-compliant. On January 30, 2015, the Company received signed documentation from all of the August Purchasers waiving their right to liquidated damages and terminating the registration rights agreement.

The Company determined that the effect of the issuance of the 500,000 warrants (i.e., the June Warrants and the August Warrants) was to induce the January Purchasers to exercise the January Warrants previously issued to them in the January Offering. As a result, the Company recorded inducement expense of $1,262,068 during the twelve months ended December 31, 2014.

September 2014 Public Offering

On September 15, 2014, the Company closed on an underwritten public offering of its common stock and warrants. The Company offered 2,127,273 shares of common stock and warrants to purchase 2,127,273 shares of common stock, at a combined price to the public of $2.75 per share and related warrant. The warrants are exercisable for a period of five (5) years beginning on September 15, 2014 at an exercisable price of $3.288 per share. The Company received net proceeds of $4,954,042 from the public offering, after deducting the underwriting discount and other offering related expenses. The underwriters were Northland Securities, Inc., The Benchmark Company, LLC, and Newport Coast Securities Inc.

In connection with the underwritten public offering of the Company’s common stock and warrants on September 15, 2014, the Company was required to obtain a waiver and consent from the January Purchasers in the January Offering in order to conduct the public offering at a price of $2.75 per share and warrant. As a result, on September 10, 2014, the Company issued the majority January Purchasers 261,131 unregistered shares of common stock and reduced the exercise price on the outstanding January Warrants, June Warrants, and August Warrants from $3.00 to $2.00 per share of common stock for all of the investors. During the twelve months ended December 31, 2014, the Company recorded additional inducement expense of $718,110 and $232,360 related to the issuance of unregistered shares of common stock to the majority investors and the modification of the warrant exercise price, respectively.

April 2015 Private Placement

On April 24, 2015, the Company entered into a securities purchase agreement (the “April Purchase Agreement”) with a group of accredited investors (the “April Purchasers”) pursuant to which the Company sold to such purchasers an aggregate of $1,575,000 principal amount of secured convertible notes (the “April Convertible Notes”), a Class A Common Stock Purchase Warrant (the “Class A Warrant”) to purchase up to 468,749 shares of the Company’s common stock and a Class B Common Stock Purchase Warrant (the “Class B Warrant,” and together with the Class A Warrant, the “April Warrants”) to purchase up to 468,749 shares of the Company’s common stock. The April Convertible Notes bear interest at 6% per annum and are convertible at any time, in whole or in part, at the option of the holders into shares of common stock at a conversion price of $2.52 per share. The April Warrants are exercisable beginning six (6) months after issuance through the fifth (5th) anniversary of such initial exercisability date. The Class A Warrant has an initial exercise price equal to $3.02 per share and the Class B Warrant has an initial exercise price equal to $5.00 per share. The Company received cash proceeds of $1,481,500 from the issuance of the Convertible Notes after deducting debt issuance costs of $93,500.

The Company recorded a debt discount of $1,575,000 related to the sale of the April Convertible Notes and the April Warrants. The debt discount reflects the underlying fair value of the April Warrants of approximately $860,000 on the date of the transaction and a beneficial conversion charge of approximately $715,000. The debt discount will be amortized to interest expense over the earlier of (i) term of the April Convertible Notes or (ii) conversion of the debt.

In connection with the sale of the April Convertible Notes and April Warrants, the Company entered into a registration rights agreement, dated April 24, 2015 (the “April Registration Rights Agreement”), with the April Purchasers, pursuant to which the Company agreed to register the shares of common stock underlying the April Convertible Notes and April Warrants on a Form S-3 registration statement to be filed with the Securities and Exchange Commission (the “SEC”) within ten (10) business days after the date of the issuance of the April Convertible Notes and April Warrants (the “April Filing Date”) and to cause the April Registration Statement to be declared effective under the Securities Act within ninety (90) days following the April Filing Date. If certain of its obligations under the April Registration Rights Agreement are not met, the Company is required to pay partial liquidated damages to each April Purchaser. On May 8, 2015, the Company filed a registration statement on Form S-3 with the SEC to register the shares issuable upon the conversion of the April Convertible Notes, the related accrued interest and the exercise of the April Warrants. Such registration statement was declared effective with the SEC on May 14, 2015.

In connection with the sale of the April Convertible Notes and the April Warrants, the Company entered into a security agreement, dated April 24, 2015 (the “April Security Agreement”), between the Company, 3D-ID and the collateral agent thereto. Pursuant to the Security Agreement, the April Purchasers were granted a security interest in certain personal property of the Company and 3D-ID to secure the payment and performance of all obligations of the Company and 3D-ID under the April Convertible Notes, April Warrants, April Purchase Agreement, April Registration Rights Agreement and April Security Agreement. In addition, in connection with the April Security Agreement, 3D-ID executed a subsidiary guaranty, pursuant to which it agreed to guarantee and act as surety for payment of the April Convertible Notes and other obligations of the Company under the April Warrants, April Purchase Agreement, April Registration Rights Agreement and April Security Agreement.

As described below, the April purchaser exchanged the April Convertible Notes into convertible notes that were identical to the convertible notes that were issued on December 8, 2015.

July 2015 Private Placement

On July 27, 2015, the Company entered into a securities purchase agreement with an accredited investors (the “July Purchaser”) pursuant to which the Company sold an aggregate of $222,222 in principal amount of the 8% Original Issue Discount Convertible Notes (the “8% Convertible Notes”) for an aggregate purchase price of $200,000. The Company received net proceeds of $200,000 from the sale of the 8% Convertible Notes.

The 8% Convertible Notes will mature on September 11, 2015 (the “Maturity Date”), less any amounts converted or redeemed prior to the Maturity Date. The 8% Convertible Notes bear interest at a rate of 8% per annum, subject to increase to the lesser of 24% per annum or the maximum rate permitted under applicable law upon the occurrence of certain events of default.

The 8% Convertible Notes are convertible at any time, in whole or in part, at the option of the holders into shares of common stock at a conversion price of $3.50 per share, which is subject to adjustment for stock dividends, stock splits, combinations or similar events.

The Company agreed that if it effected a registered offering either utilizing Form S-1 or Form S-3 (a “Registered Offering”), the Holder shall have the right to convert the entire amount of the subscription amount into such Registered Offering.  The July Purchaser converted the entire amount of the subscription amount into the August Offering described below.

The conversion price used to convert the entire purchase price into common stock was equivalent to the equity offering price of $1.75 on August 4, 2015 and not the conversion price of $3.50 stipulated in the securities purchase agreement. As a result of the change in the conversion price, the Company recorded additional inducement expense of $100,000 at the time of conversion.

August 2015 Offerings

On August 4, 2015, the Company closed with certain purchasers (the “August 2015 Purchasers”) a public offering (the “August Offering”) providing for the issuance and sale by the Company of 1,721,429 shares of the Company’s common stock at a price to the public of $1.75 per share (the “Registered Shares”) for an aggregate purchase price of $3,012,500.

In connection with the sale of the Registered Shares, the Company also entered into a Warrant Purchase Agreement (the “Warrant Purchase Agreement”) with the August 2015 Purchasers providing for the issuance and sale by the Company of warrants to purchase 860,716 shares of the Company’s common stock at a purchase price of $0.0000001 per warrant (the “August 2015 Warrants”).  Each August 2015 Warrant shall be initially exercisable on the six (6) month anniversary of the issuance date an exercise price equal to $2.35 per share and have a term of exercise equal to five (5) years from the date on which first exercisable.

The Registered Shares were offered by the Company pursuant to an effective shelf registration statement on Form S-3, which was initially filed with the Securities and Exchange Commission (the “SEC”) on April 24, 2015 and declared effective on May 14, 2015 (File No. 333-203637) (the “Registration Statement”).

Pursuant to a Registration Rights Agreement, dated July 30, 2015, by and between the Company and the August 2015 Purchasers, the Company agreed to file one or more registration statements with the SEC covering the resale of the shares of common stock issuable upon exercise of the August 2015 Warrants.

The placement agent in connection with the Registered Shares was Northland Securities, Inc.

October 2015 Public Offering

On October 21, 2015, the Company closed on an underwritten public offering of its common stock. The Company offered 1,500,000 shares of common stock at a price to the public of $0.70 per share. The Company received gross proceeds from the offering, before deducting underwriting discounts and commission and other estimated offering expenses payable by the Company, of approximately $1,050,000. The underwriter was Aegis Capital Corp.

December 2015 Private Placement

In connection with the sale of the December Notes, the Company also issued to the December Purchasers an aggregate of 900,000 shares of the Company’s common stock in consideration of each Investor’s execution and delivery of the December Purchase Agreement (the “Commitment Shares”). The Commitment Shares were offered by the Company pursuant to an effective shelf registration statement on Form S-3, which was initially filed with the SEC on April 24, 2015 and declared effective on May 14, 2015 (File No. 333-203637).

The following table summarizes the Company's warrants outstanding and exercisable at December 31, 2014 and 2015:

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life	Intrinsic
	Warrants	Price	In Years	Value
Outstanding at January 1, 2014	454,600	$3.23	4.97	$351,300
Issued	3,675,176	2.79	4.51	-
Exercised	(500,000)	3.00	-	-
Cancelled	-	-	-	-
Outstanding and Exercisable at December 31, 2014	3,629,776	$2.80	4.51	$283,828
Issued	4,310,714	1.78	4.04	-
Exercised	(325,000)	2.00	-	-
Cancelled	-	-	-	-
Outstanding and Exercisable at December 31, 2015	7,615,490	$2.26	3.83	$-

Long-Term Stock Incentive Plan

On January 4, 2013, a majority of the Company’s stockholders approved by written consent the Company’s 2013 Long-Term Stock Incentive Plan (“LTIP”). The maximum aggregate number of shares of common stock that may be issued under the LTIP, including stock awards, stock issued to directors for serving on the Company’s board, and stock appreciation rights, is limited to 10% of the shares of common stock outstanding on the first business or trading day of any fiscal year, which is 4,441,159 at December 31, 2015. During the year ended December 31, 2015, the Company issued 269,613 shares under the plan to three non-executive directors for serving on the Company’s board. The aggregate fair value of the shares issued to the directors was $180,000. Also during the year ended December 31, 2015, the Company issued 50,000 shares with an aggregate fair value of $147,500 to one non-executive employee. These shares were issued with no Company imposed restrictions and as a result, the aggregate fair value of $147,500 was expensed entirely in 2015. On November 18, 2014 the Company granted 215,000 restricted shares with an aggregate fair value of $451,500 to six non-executive employees and one consultant. The vesting period for these restricted shares is twelve months with the exception of one award that vests over a thirty-six month period. During the years ended December 31, 2015 and December 31, 2014, the Company expensed $217,000 and $26,833, respectively related to these restricted stock awards. During the year ended December 31, 2014, the Company issued 31,397 shares under the plan to three non-executive directors for serving on the Company’s board. The aggregate fair value of the shares issued to the directors was $80,000. Also during the year ended December 31, 2014, the Company issued 112,500 shares with an aggregate fair value of $275,225 to one executive officer and five non-executive employees. These shares were issued with no Company imposed restrictions and as a result, the aggregate fair value of $275,225 was expensed entirely in 2014.